LICENSING AGREEMENTS (Details) (USD $)	12 Months Ended
Mar. 31, 2013
Milestone payments	$ 900,000
Phase I/II clinical trial
Milestone payments	50,000
Phase II Trial
Milestone payments	50,000
Phase III Trial
Milestone payments	300,000
Biological license/new drug application
Milestone payments	$ 500,000